Condensed Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock redemption shares	1,251,156	1,627,158	13,831,230
Common stock redemption per share (in Dollars per share)	$ 11.55	$ 11.24	$ 10.15
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	4,271,711	813,905	813,905
Common stock, shares outstanding	4,271,711	813,905	813,905
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	1	3,457,807	3,457,807
Common stock, shares outstanding	1	3,457,807	3,457,807